DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
DERIVATIVE FINANCIAL INSTRUMENTS [Abstract]
Derivative financial instruments according to type of hedge designation
Our derivative financial instruments according to the type of hedge in which they are designated at December 31 follow:

	2016
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$26,658	0.1	$646
Mandatory commitments to sell mortgage loans	61,954	0.1	630
Pay-fixed interest rate swap agreements	46,121	8.6	249
Pay-variable interest rate swap agreements	46,121	8.6	(249)
Purchased options	3,119	4.5	238
Written options	3,119	4.5	(238)
Total	$187,092	4.4	$1,276

	2015
	Notional Amount	Average Maturity (years)	Fair Value
	(Dollars in thousands)
No hedge designation
Rate-lock mortgage loan commitments	$20,581	0.1	$550
Mandatory commitments to sell mortgage loans	46,320	0.1	69
Pay-fixed interest rate swap agreements	27,587	8.0	(497)
Pay-variable interest rate swap agreements	27,587	8.0	497
Purchased options	2,098	5.7	122
Written options	2,098	5.7	(122)
Total	$126,271	3.7	$619

Fair value of derivative instruments
The following tables illustrate the impact that the derivative financial instruments discussed above have on individual line items in the Consolidated Statements of Financial Condition for the periods presented:

Fair Values of Derivative Instruments

	Asset Derivatives				Liability Derivatives
	December 31,				December 31,
	2016		2015		2016		2015
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
	(In thousands)
Derivatives not designated as hedging instruments
Rate-lock mortgage loan commitments	Other assets	$646	Other assets	$550	Other liabilities	$—	Other liabilities	$—
Mandatory commitments to sell mortgage loans	Other assets	630	Other assets	69	Other liabilities	—	Other liabilities	—
Pay-fixed interest rate swap agreements	Other assets	493	Other assets	—	Other liabilities	244	Other liabilities	497
Pay-variable interest rate swap agreements	Other assets	244	Other assets	497	Other liabilities	493	Other liabilities	—
Purchased options	Other assets	238	Other assets	122	Other liabilities	—	Other liabilities	—
Written options	Other assets	—	Other assets	—	Other liabilities	238	Other liabilities	122
Total derivatives		$2,251		$1,238		$975		$619

Effect of derivative financial instruments on consolidated statement of operation

The effect of derivative financial instruments on the Consolidated Statements of Operations follows:

	Year Ended December 31,
	Loss Recognized in Other Comprehensive Income (Loss) (Effective Portion)			Location of Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)	Loss Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion)			Location of Gain (Loss) Recognized in Income (1)	Gain (Loss) Recognized in Income (1)
	2016	2015	2014		2016	2015	2014		2016	2015	2014
	(In thousands)
Cash Flow Hedges
Pay-fixed interest rate swap agreements	$—	$—	$—	Interest expense	$—	$—	$(380)	Interest expense	$—	$—	$—
Total	$—	$—	$—		$—	$—	$(380)		$—	$—	$—

No hedge designation
Rate-lock mortgage loan commitments								Net gains on mortgage loans	$96	$113	$71
Mandatory commitments to sell mortgage loans								Net gains on mortgage loans	561	253	(312)

Pay-fixed interest rate swap agreements								Interest income	746	(315)	(182)

Pay-variable interest rate swap agreements								Interest income	(746)	315	182

Purchased options								Interest expense	116	122	—

Written options								Interest expense	(116)	(122)	—

UST short position								Net gains on securities	—	—	295
Total									$657	$366	$54
(1)	For cash flow hedges, this location and amount refers to the ineffective portion.